Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

NOTE 17 – Subsequent Events

a)	In January 2021, the Company granted 5,470,085 stock options to certain officers, directors, employees and consultants of the Company with a weighted average exercise price of $0.868 per option exercisable for a period of 5 years vesting one-third every year. In addition, the Company granted 2,515,876 restricted share units to certain officers and directors with various vesting conditions.

b)	In January 2021, the Company terminated an employment agreement with a former officer without cause and paid termination benefits of $782,000.

c)	In February 2021, the Company completed an underwritten public offering financing and issued 39,215,000 common shares of the Company at a price of $0.88 per share for gross proceeds totalling $34,509,200.

d)	In March 2021, the Company granted 560,000 stock options to an officer and an employee of the Company with a weighted exercise price of $0.794 per option exercisable for a period of 5 years vesting one-third every year and 50,000 stock options expired unexercised. In addition, the Company granted 100,000 restricted share units to the same officer vesting one-third every year.